CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Feb. 28, 2025	Feb. 29, 2024
Accounts payable	$ 146,300	$ 127,321
Deferred revenue, current	624,272	400,286
Amounts due to related parties, current (including amounts due to related parties, current, of the consolidated VIEs without recourse to TAL Education Group of $95 and $91 as of February 29, 2024 and February 28, 2025, respectively)	93	96
Accrued expenses and other current liabilities	582,227	491,911
Operating lease liability, current portion	88,453	62,604
Deferred revenue-non-current	46,955	27,993
Deferred tax liabilities	3,474	2,360
Operating lease liability, non-current portion	244,895	176,614
Fair Value, Measurements, Recurring
Available-for-sale investments	139,002	151,263
VIE's
Accounts payable	108,578	89,375
Deferred revenue, current	531,655	350,887
Amounts due to related parties, current (including amounts due to related parties, current, of the consolidated VIEs without recourse to TAL Education Group of $95 and $91 as of February 29, 2024 and February 28, 2025, respectively)	629,886	540,620
Accrued expenses and other current liabilities	442,731	394,250
Operating lease liability, current portion	78,486	56,900
Deferred revenue-non-current	19,995	18,862
Deferred tax liabilities	3,395	2,302
Operating lease liability, non-current portion	169,991	166,985
Related Party [Member] | VIE's
Amounts due to related parties, current (including amounts due to related parties, current, of the consolidated VIEs without recourse to TAL Education Group of $95 and $91 as of February 29, 2024 and February 28, 2025, respectively)	$ 91	$ 95
Class A common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	154,118,904	152,253,821
Common shares, shares outstanding (in shares)	153,618,971	152,253,821
Class B common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	49,153,604	49,153,604
Common shares, shares outstanding (in shares)	49,153,604	49,153,604